Document and Entity Information - shares	21 Months Ended
	Apr. 30, 2017	Jun. 14, 2017
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2017
Trading Symbol	ryes
Entity Registrant Name	Rise Gold Corp.
Entity Central Index Key	0001424864
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		66,707,655
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY